[logo] AMUNDI PIONEER




April 8, 2019



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549


Re: Pioneer Series Trust XIV (formerly, Pioneer Strategic Income Fund) Post-Effective Amendment No. 42 to Registration Statement on Form N-1A (File Nos. 333-71813 and 811-09223)

Ladies and Gentlemen:

     Attached for filing on behalf of Pioneer Series Trust XIV (formerly, Pioneer Strategic Income Fund) (the "Trust") is Post-Effective Amendment
No. 42 to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 44 under the Investment Company Act of 1940, as amended (the "Amendment").

     The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act and is being filed for the purpose of registering shares of a new series of the Trust: Pioneer Emerging Markets Equity Fund (the "Fund"). The Fund currently intends to offer Class A, Class C, Class K and Class Y shares. The Registration Statement includes (i) the Fund's Class A, Class C, Class K and Class Y shares prospectus, (ii) the Fund's Statement of Additional Information,
(iii) Part C and (iv) exhibits.

     If you have any questions or comments on the Registration Statement, please contact Toby R. Serkin (617) 951-8760 or Jeremy B. Kantrowitz
(617) 951-8458 of Morgan, Lewis & Bockius LLP, counsel to the Trust.

Sincerely,

/s/ Thomas Reyes
-------------------------
    Thomas Reyes
    Assistant Secretary



cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.
     Christopher J. Kelley